Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Business and Basis of Presentation

1. Business and Basis of Presentation

Michael Kors Holdings Limited (“MKHL,” and together with its subsidiaries, the “Company”) was incorporated in the British Virgin Islands (“BVI”) on December 13, 2002. The Company is a leading designer, marketer, distributor and retailer of branded women’s apparel and accessories and men’s apparel bearing the Michael Kors tradename and related trademarks “MICHAEL KORS,” “MICHAEL MICHAEL KORS,” “KORS MICHAEL KORS” and various other related trademarks and logos. The Company’s business consists of retail, wholesale and licensing segments. Retail operations consist of collection stores, lifestyle stores, including concessions and outlet stores located primarily in the United States, Canada, Europe and Japan. Wholesale revenues are principally derived from major department and specialty stores located throughout the United States, Canada and Europe. The Company licenses its trademarks on products such as fragrances, cosmetics, eyewear, leather goods, jewelry, watches, coats, footwear, men’s suits, swimwear, furs and ties.

For all periods presented, all ordinary share and per share amounts in these consolidated financial statements and the notes hereto have been adjusted retroactively to reflect the effects of a 3.8-to-1 share split, which was completed on November 30, 2011, as well as the effects of the July 2011 reorganization discussed in Note 2 below, as if such reorganization and share split had occurred at the beginning of the periods presented.

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated. The consolidated financial statements as of June 30, 2012, and for the three months ended June 30, 2012 and July 2, 2011, are unaudited. In addition, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. The interim financial statements reflect all normal and recurring adjustments, which are, in the opinion of management, necessary for a fair presentation in conformity with GAAP. The interim financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended March 31, 2012, as filed with the Securities and Exchange Commission on June 12, 2012, in the Company’s Annual Report on Form 20-F. The results of operations for the interim periods should not be considered indicative of results to be expected for the full fiscal year.

The Company utilizes a 52 to 53 week fiscal year ending on the Saturday closest to March 31. As such, the term “Fiscal Year” or “Fiscal” refers to the 52-week or 53-week period, ending on that day. The results for the three months ended June 30, 2012 and July 2, 2011, are based on a 13-week period.

1. Business and Basis of Presentation

Michael Kors Holdings Limited (“MKHL,” and together with its subsidiaries, the “Company”) was incorporated in the British Virgin Islands (“BVI”) on December 13, 2002. The Company is a leading designer, marketer, distributor and retailer of branded women’s apparel and accessories and men’s apparel bearing the Michael Kors tradename and related trademarks “MICHAEL KORS,” “MICHAEL MICHAEL KORS,” “KORS MICHAEL KORS” and various other related trademarks and logos. The Company’s business consists of retail, wholesale and licensing segments. Retail operations consist of collection stores, lifestyle stores, including concessions and outlet stores located primarily in the United States, Canada, Europe and Japan. Wholesale revenues are principally derived from major department and specialty stores located throughout the United States, Canada and Europe. The Company licenses its trademarks on products such as fragrances, cosmetics, eyewear, leather goods, jewelry, watches, coats, footwear, men’s suits, swimwear, furs and ties.

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

For all periods presented, all ordinary share and per share amounts in these consolidated financial statements and the notes hereto have been adjusted retroactively to reflect the effects of a 3.8-to-1 share split, which was completed on November 30, 2011, as well as the effects of the July 2011 reorganization discussed in Note 2 below, as if such reorganization and share split had occurred at the beginning of the periods presented.

The Company utilizes a 52 to 53 week fiscal year ending on the Saturday closest to March 31. As such, the fiscal years ending on March 31, 2012 and April 2, 2011 (“Fiscal 2012” and “Fiscal 2011,” respectively) consist of 52 weeks, and the fiscal year ending April 3, 2010 (“Fiscal 2010”) consists of 53 weeks.